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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Scopia Management Inc.
Address:        100 Park Avenue, Suite 2150, New York, NY 10017


Form 13F File Number:  28 - 11096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeremy Mindich
Title:  President
Phone:  212-370-0008

Signature, Place, and Date of Signing:

      /s/ Jeremy Mindich            New York, NY              August 12, 2005
     ---------------------          -------------             ---------------
          [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                     Page 1

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  54

Form 13F Information Table Value Total:  $324,020
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE








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COLUMN 1                          COLUMN 2       COLUMN 3       COLUMN 4        COLUMN 5             COLUMN 6   COLUMN 7  COLUMN 8
Name of Issuer                 Title of Class  Cusip Number    Market Value  Amount and Type of     Investment   Other     Voting
                                                              (in thousands)    Security SH         Discretion  Managers  Authority
--------------                 --------------  ------------    ------------  ------------------     ----------   -----     ------
99 CENTS ONLY STORES CMN         Common         65440K 10 6      $   169              13,300            Sole                Sole
AFFILIATATED COMPUTER SERVICES   Common         008190 10 0      $ 3,833              75,000  CALL      Sole                Sole
AFFILIATATED COMPUTER SERVICES   Common         008190 10 0      $ 2,044              40,000  PUT       Sole                Sole
ALIGN TECHNOLOGY INC CMN         Common         016255 10 1      $ 2,635             357,545            Sole                Sole
ALIGN TECHNOLOGY INC             Common         016255 10 1      $ 2,211             300,000  CALL      Sole                Sole
ATI TECHNOLOGIES INC CMN         Common         001941 10 3      $ 2,891             244,000            Sole                Sole
AUTOZONE INC                     Common         053332 10 2      $ 2,080              22,500  PUT       Sole                Sole
BALLARD POWER SYSTEMS INC CMN    Common         05858H 10 4      $   163              34,577            Sole                Sole
BANK OF AMERICA CORPORATION      Common         060505 10 4      $ 7,507             164,600  PUT       Sole                Sole
BIOGEN IDEC INC. CMN             Common         09062X 10 3      $ 4,954             143,803            Sole                Sole
BOSTON ACOUSTICS INC CMN         Common         100534 10 6      $ 5,048             291,415            Sole                Sole
CABLEVISION SYS CORP
 CABLEVISION NY GROUP COM        Common         12686C 10 9      $10,228             317,652            Sole                Sole
CELADON GROUP INC CMN            Common         150838 10 0      $   914              54,084            Sole                Sole
CIT GROUP INC CMN                Common         125581 10 8      $14,333             333,562            Sole                Sole
COMCAST CLASS A                  Common         20030N 10 1      $ 7,820             261,100  PUT       Sole                Sole
CORRECTIONS CORP
 AMER NEW CMN                    Common         22025Y 40 7      $11,553             294,346            Sole                Sole
CVS CORPORATION                  Common         126650 10 0      $ 2,326              80,000  PUT       Sole                Sole
ENCYSIVE PHARMACEUTICALS
 INC CMN                         Common         29256X 10 7      $ 2,048             189,495            Sole                Sole
FOREST LABORATORIES INC CMN      Common         345838 10 6      $ 1,158              29,814            Sole                Sole
GENITOPE CORPORATION             Common         37229P 50 7      $ 1,412             110,000  CALL      Sole                Sole
GENITOPE CORPORATION CMN         Common         37229P 50 7      $ 1,580             123,091            Sole                Sole
GOLD KIST INC CMN                Common         380614 10 7      $ 3,469             160,772            Sole                Sole
HARRIS AND HARRIS GRP INC CMN    Common         413833 10 4      $   192              16,086            Sole                Sole
HCA INC CMN                      Common         404119 10 9      $ 5,738             101,251            Sole                Sole
INVESTORS FINANCIAL
 SERVICES CORP                   Common         461915 10 0      $ 5,673             150,000  PUT       Sole                Sole
IPASS INC CMN                    Common         46261V 10 8      $ 7,555           1,246,690            Sole                Sole
ISHARES TR DJ US REAL EST        Common         464287 73 9      $11,321             178,000  PUT       Sole                Sole
ISHARES TR RUSSELL 2000          Common         464287 65 5      $71,981           1,130,000  PUT       Sole                Sole
ISTAR FINL INC CMN               Common         45031U 10 1      $11,608             279,111            Sole                Sole
LEXMARK INTERNATIONAL INC.
 CMN CLASS A                     Common         529771 10 7      $ 1,239              19,107            Sole                Sole
MARTHA STEWART LIVING
 OMNIMEDIA INC                   Common         573083 10 2      $   951              32,600  PUT       Sole                Sole
MERCK & CO INC. CMN              Common         589331 10 7      $ 7,407             240,492            Sole                Sole
MILLER INDS INC CMN              Common         600551 20 4      $15,817           1,228,040            Sole                Sole
NORTH FORK
 BANCORPORATION INC              Common         659424 10 5      $ 1,640              58,400  PUT       Sole                Sole
ORIGEN FINANCIAL, INC. CMN       Common         68619E 20 8      $ 9,015           1,218,286            Sole                Sole
OSI PHARMACEUTICALS INC CMN      Common         671040 10 3        $ 564              13,800            Sole                Sole
PFIZER INC. CMN                  Common         717081 10 3      $ 6,225             225,700            Sole                Sole
PILGRIMS PRIDE CORPORATION       Common         721467 10 8      $ 2,355              69,000  PUT       Sole                Sole
PIXAR INC CMN                    Common         725811 10 3      $ 1,251              25,000            Sole                Sole
PIXAR INC                        Common         725811 10 3      $ 3,003              60,000  PUT       Sole                Sole
PXRE GROUP LTD CMN               Common         G73018 10 6      $14,012             555,607            Sole                Sole
RITE AID CORP CMN                Common         767754 10 4      $   598             142,969            Sole                Sole
ROBERT HALF INTL INC CMN         Common         770323 10 3      $   724              29,007            Sole                Sole
SAPPI LTD SPONSORED ADR CMN      Common         803069 20 2      $12,013           1,110,231            Sole                Sole
SCOTTISH ANNTY &
 LIFE HDGS LTD ORD               Common         G7885T 10 4      $ 4,126             170,200            Sole                Sole
SEARS HOLDING CORP               Common         812350 10 6      $ 4,496              30,000  PUT       Sole                Sole
SIRF TECHNOLOGY HLDG INC CMN     Common         82967H 10 1      $ 2,751             155,589            Sole                Sole
STRATEX NETWORKS, INC. CMN       Common         86279T 10 9      $ 1,992           1,157,905            Sole                Sole
SYMANTEC CORP CMN                Common         871503 10 8      $ 5,449             250,638            Sole                Sole
TESCO CORPORATION CMN            Common         88157K 10 1      $ 7,907             716,199            Sole                Sole
TRW AUTOMOTIVE
 HOLDINGS CORP CMN               Common         87264S 10 6      $ 6,662             271,809            Sole                Sole
UCBH HOLDINGS INC CMN            Common         90262T 30 8      $ 1,154              71,050            Sole                Sole
WILSON GREATBATCH
 TECHNOLOGIES CMN                Common         972232 10 2      $   322              13,475            Sole                Sole
WYETH CMN                        Common         983024 10 0      $ 7,900             177,534            Sole                Sole
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